Equity Incentive Plan Share-Based Compensation - Schedule of Fair Value of Stock Options Granted to Employees and Directors (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate	0.46%	2.24%	2.24%	2.73%
Expected term (in years)	6 years 2 months 19 days	6 years 6 months	6 years 6 months	5 years 10 months 20 days
Expected volatility	37.42%	42.70%	42.70%	42.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Exercise price	$ 4.04	$ 7.08	$ 7.08	$ 5.99
Underlying stock price	$ 3.37	$ 7.08	$ 7.08	$ 5.82